Variable Interest Entities	12 Months Ended
Dec. 31, 2010
Variable Interest Entities [Abstract]
Variable Interest Entities
Note 16 – Variable interest entities
For a further description of JPMorgan Chase’s accounting policies regarding consolidation of VIEs, see Note 1 on pages 164–165 of this Annual Report.
The following table summarizes the most significant types of Firm-sponsored VIEs by business segment. The Firm considers a “sponsored” VIE to include any entity where: (1) JPMorgan Chase is the principal beneficiary of the structure; (2) the VIE is used by JPMorgan Chase to securitize Firm assets; (3) the VIE issues financial instruments with the JPMorgan Chase name; or (4) the entity is a JPMorgan Chase–administered asset-backed commercial paper (“ABCP”) conduit.

Annual Report
Line-of-Business	Transaction Type	Activity	page reference

Card	Credit card securitization trusts	Securitization of both originated and purchased credit card receivables	245–246

	Other securitization trusts	Securitization of originated automobile and student loans	246–249

RFS	Mortgage securitization trusts	Securitization of originated and purchased residential mortgages	246–249

IB	Mortgage and other securitization trusts	Securitization of both originated and purchased residential and commercial mortgages, automobile and student loans	246–249

	Multi-seller conduits Investor intermediation activities:	Assist clients in accessing the financial markets in a cost-efficient manner and structures transactions to meet investor needs	249–250

	Municipal bond vehicles		250–251
	Credit-related note vehicles		252
	Asset swap vehicles		252–253

The Firm’s other business segments are also involved with VIEs, but to a lesser extent, as follows:
•	Asset Management (“AM”): Sponsors and manages a limited number of funds that are deemed VIEs. As asset manager of the funds, AM earns a fee based on assets managed; the fee varies with each fund’s investment objective and is competitively priced. For the limited number of fund entities that qualify as VIEs, AM’s interests are, in certain cases, considered to be significant variable interests that result in consolidation of the financial results of these entities.

•	Treasury & Securities Services (“TSS”): Provides services to a number of VIEs that are similar to those provided to non-VIEs. TSS earns market-based fees for the services it provides. TSS’s interests are generally not considered to be significant variable interests and/or do not control these VIEs; therefore, TSS does not consolidate these VIEs.

•	Commercial Banking (“CB”): CB makes investments in and provides lending to community development entities that may meet the definition of a VIE. In addition, CB provides financing and lending related services to certain client sponsored VIEs. In general, CB does not control the activities of these entities and does not consolidate these entities.

•	Corporate/Private Equity: Corporate uses VIEs to issue guaranteed capital debt securities. See Note 22 on pages 265–266 of this Annual Report for further information. The Private Equity business, within Corporate/Private Equity, may be involved with entities that are deemed VIEs. However, the Firm’s private equity business is subject to specialized investment company accounting, which does not require the consolidation of investments, including VIEs.
The Firm also invests in and provides financing and other services to VIEs sponsored by third parties, as described on page 253 of this Note.
New consolidation accounting guidance for VIEs
On January 1, 2010, the Firm implemented consolidation accounting guidance related to VIEs. The following table summarizes the incremental impact at adoption.

(in millions, except ratios)	U.S. GAAP assets	U.S. GAAP liabilities	Stockholders' equity	Tier 1 capital

As of December 31, 2009	$2,031,989	$1,866,624	$165,365	11.10%
Impact of new accounting guidance for consolidation of VIEs
Credit card(a)	60,901	65,353	(4,452)	(0.30)%
Multi-seller conduits(b)	17,724	17,744	(20)	—
Mortgage & other(c)(d)	9,059	9,107	(48)	(0.04)%

Total impact of new guidance	87,684	92,204	(4,520)	(0.34)	%(e)

Beginning balance as of January 1, 2010	$2,119,673	$1,958,828	$160,845	10.76%

(a)	The assets and liabilities of the Firm-sponsored credit card securitization trusts that were consolidated were initially measured at their carrying values, primarily amortized cost, as this method is consistent with the approach that Card utilizes to manage its other assets. These assets were primarily recorded in loans on the Firm’s Consolidated Balance Sheet. In addition, Card established an allowance for loan losses of $7.4 billion (pretax), which was reported as a transition adjustment in stockholders’ equity. The impact to stockholders’ equity also includes a decrease to AOCI of $116 million, as a result of the reversal of the fair value adjustments taken on retained AFS securities that were eliminated in consolidation.

(b)	The assets and liabilities of the Firm-administered multi-seller conduits which were consolidated were initially measured at their carrying values, primarily amortized cost, as this method is consistent with the business’s intent to hold the assets for the longer-term. The assets are recorded primarily in loans and in other assets on the Firm’s Consolidated Balance Sheets.

(c)	RFS and Card consolidated certain mortgage and other consumer securitizations, which resulted in a net increase in both assets and liabilities of $4.7 billion ($3.5 billion related to residential mortgage securitizations and $1.2 billion related to other consumer securitizations). These assets were initially measured at their unpaid principal balance and recorded primarily in loans on the Firm’s Consolidated Balance Sheets. This method was elected as a practical expedient.

(d)	IB consolidated certain mortgage and other consumer securitizations, which resulted in a net increase in both assets and liabilities of $4.3 billion ($3.7 billion related to residential mortgage securitizations and $0.6 billion related to other consumer securitizations). These assets were initially measured at their fair value, as this method is consistent with the approach that IB utilizes to manage similar assets. These assets were recorded primarily in trading assets on the Firm’s Consolidated Balance Sheets.

(e)	The U.S. GAAP consolidation of the credit card securitization trusts did not have a significant impact on risk-weighted assets on the adoption date because the Chase Issuance Trust (the Firm’s primary credit card securitization trust) had been consolidated for regulatory capital purposes beginning in the second quarter of 2009, which added approximately $40.0 billion of risk-weighted assets for regulatory capital purposes. In addition, the Firm elected a two-quarter regulatory implementation deferral of the effect of this accounting guidance on risk-weighted assets and risk-based capital requirements, as permitted for its Firm-administered multi-seller conduits and certain mortgage-related and other securitization entities. The deferral period ended July 1, 2010, and the Firm consolidated, for regulatory capital purposes, the deferred amounts, which had a negligible impact on risk-weighted assets and risk-based capital ratios.
Significant Firm-sponsored variable interest entities
Credit card securitizations
The Card business securitizes originated and purchased credit card loans, primarily through the Chase Issuance Trust (the “Trust”). The Firm’s continuing involvement in credit card securitizations includes servicing the receivables, retaining an undivided seller’s interest in the receivables, retaining certain senior and subordinated securities and maintaining escrow accounts. As servicer, the Firm receives contractual servicing fees based on the securitized loan balance plus excess servicing fees, which are recorded in credit card income as discussed in Note 7 on page 200 of this Annual Report.
Effective January 1, 2010, the Firm consolidated the assets and liabilities of Firm-sponsored credit card securitization trusts, including its primary card securitization trust, Chase Issuance Trust, as a result of the implementation of new accounting guidance. The consolidation determination was based on the Firm’s ability to direct the activities of these VIEs through its servicing responsibilities and other duties, including making decisions as to the receivables that are transferred into those trusts and as to any related modifications and workouts. Additionally, the nature and extent of the Firm’s other continuing involvement with the trusts, as indicated above, obligates the Firm to absorb losses and gives the Firm the right to receive certain benefits from these VIEs that could potentially be significant.
Upon consolidation at January 1, 2010, the Firm recorded a net increase in GAAP assets of $60.9 billion on the Consolidated Balance Sheet, as follows: $84.7 billion of loans; $7.4 billion of allowance for loan losses; $4.4 billion of other assets, partially offset by $20.8 billion of previously recognized assets, consisting primarily of retained AFS securities that were eliminated upon consolidation. In addition, the Firm recognized $65.4 billion of liabilities representing the trusts’ beneficial interests issued to third parties.
The following table summarizes the assets and liabilities of the Firm-sponsored credit card securitization trusts at December 31, 2010.

			Total assets held by Firm-sponsored	Beneficial interests issued to
(in billions)	Loans	Other assets	credit card securitization trusts	third parties

December 31, 2010	$67.2	$1.3	$68.5	$44.3

The underlying securitized credit card receivables and other assets are available only for payment of the beneficial interests issued by the securitization trusts; they are not available to pay the Firm’s other obligations or the claims of the Firm’s other creditors.
The agreements with the credit card securitization trusts require the Firm to maintain a minimum undivided interest in the credit card trusts (which generally ranges from 4% to 12%). As of December 31, 2010, the Firm held undivided interests in Firm-sponsored credit card securitization trusts of $17.2 billion. The Firm maintained an average undivided interest in principal receivables owned by those trusts of approximately 19% for the year ended December 31, 2010. The Firm also retained $1.1 billion of senior securities and $3.2 billion of subordinated securities in certain of its credit card securitization trusts as of December 31, 2010. The Firm’s undivided interests in the credit card trusts and securities retained are eliminated in consolidation.
Accounting Treatment Prior to January 1, 2010
Prior to January 1, 2010, the Firm accounted for its credit card securitizations as QSPEs and therefore these entities were not consolidated. The Firm recorded only its retained interests in the entities on its Consolidated Balance Sheets.
As of December 31, 2009, the principal amount outstanding of total assets held by Firm-sponsored nonconsolidated credit card securitizations QSPEs was $109.6 billion in which the Firm had continuing involvement.
At December 31, 2009, the Firm retained undivided interests in its Firm-sponsored credit card securitization trusts of $16.7 billion, which were classified within loans on its Consolidated Balance Sheets. The Firm maintained an average undivided interest in principal receivables owned by those trusts of approximately 16% for the year ended December 31, 2009. The Firm also retained $7.2 billion of senior securities and $6.6 billion of subordinated securities in certain of its credit card securitization trusts as of December 31, 2009, which were classified as AFS securities. Additionally, the Firm’s interests included $1.0 billion of escrow accounts and $3.2 billion of retained subordinated interests in accrued interest and fees on securitized receivables, which were classified as “other assets.”
During 2009, the Firm took certain actions permitted by the trust agreements with respect to two of the Firm’s credit card securitization trusts.
•	Chase Issuance Trust (the “Trust”): In 2009, the Firm consolidated, for regulatory capital purposes, the Chase Issuance Trust (the Firm’s primary issuance trust) as a result of taking certain actions permitted by the Trust agreements, including increasing the required credit enhancement level of each tranche of outstanding notes issued by the Trust and increasing the excess spread for the Trust. These actions resulted in the addition of approximately $40 billion of risk-weighted assets for regulatory capital purposes, which decreased the Firm’s Tier 1 capital ratio by approximately 40 basis points, at that time, but did not have a material impact on the Firm’s Consolidated Balance Sheets or results of operations .

•	Washington Mutual Master Trust (“WMMT”): The Firm acquired an interest in the WMMT as part of the acquisition of the Washington Mutual banking operations. In 2009, the Firm removed all remaining credit card receivables originated by Washington Mutual, resulting in the consolidation of the WMMT for accounting and regulatory capital purposes. As a result, the Firm recorded, during the second quarter of 2009, additional assets with an initial fair value of $6.0 billion, additional liabilities with an initial fair value of $6.1 billion and a pretax loss of approximately $64 million.
Firm-sponsored mortgage and other securitization trusts
The Firm securitizes originated and purchased residential mortgages, commercial mortgages and other consumer loans (including automobile and student loans) primarily in its RFS, Card and IB businesses. Depending on the particular transaction, as well as the respective business involved, the Firm may act as the servicer of the loans and/or retain certain beneficial interests in the securitization trusts.
Effective January 1, 2010, the Firm consolidated certain mortgage securitization trusts (both residential and commercial) and Firm-sponsored automobile and student loan trusts as a result of the implementation of the accounting guidance. The consolidation determination was based on the Firm’s ability to direct the activities of these VIEs through its servicing responsibilities and duties, including making decisions related to loan modifications and workouts. Additionally, the nature and extent of the Firm’s continuing economic involvement with these trusts obligates the Firm to absorb losses and gives the Firm the right to receive benefits from the VIEs that could potentially be significant.
Prior to January 1, 2010, the Firm accounted for its residential and commercial mortgage, automobile, and certain student loan securitizations as QSPEs and therefore did not consolidate these entities; only the Firm’s retained interests in these entities were recorded on its Consolidated Balance Sheets. In addition, the Firm previously consolidated certain other student loan securitizations in accordance with the accounting treatment under prior accounting guidance.
The following table presents the total unpaid principal amount of assets held in JPMorgan Chase–sponsored securitization entities in which the Firm has continuing involvement, including those that are consolidated by the Firm and those that are not consolidated by the Firm. Continuing involvement includes servicing the loans; holding senior interests or subordinated interests; recourse or guarantee arrangements; and derivative transactions. In certain instances, the Firm’s only continuing involvement is servicing the loans. In the table below, the amount of beneficial interests held by JPMorgan Chase does not equal the assets held in nonconsolidated VIEs because of the existence of beneficial interests held by third parties, which are reflected at their current outstanding par amounts; and because a portion of the Firm’s retained interests (trading assets and AFS securities) are reflected at their fair values. See Securitization activity on pages 255–258 of this Note for further information regarding the Firm’s cash flows with and interests retained in nonconsolidated VIEs.

Firm-sponsored mortgage and other consumer securitization trusts

				JPMorgan Chase interest in securitized assets
	Principal amount outstanding			in nonconsolidated VIEs(d)(e)(f)(g)(h)
			Assets held in
			nonconsolidated				Total interests
	Total assets	Assets held in	securitization VIEs				held by
December 31, 2010(a)	held by	consolidated	with continuing	Trading	AFS	Other	JPMorgan
(in billions)	securitization VIEs	securitization VIEs	involvement	assets	securities	assets	Chase

Securitization-related
Residential mortgage:
Prime(b)	$153.1	$2.2	$143.8	$0.7	$—	$—	$0.7
Subprime	44.0	1.6	40.7	—	—	—	—
Option ARMs	36.1	0.3	35.8	—	—	—	—
Commercial and other(c)	153.4	—	106.2	2.0	0.9	—	2.9
Student	4.5	4.5	—	—	—	—	—
Auto	—	—	—	—	—	—	—

Total	$391.1	$8.6	$326.5	$2.7	$0.9	$—	$3.6

				JPMorgan Chase interest in securitized assets
	Principal amount outstanding			in nonconsolidated VIEs(d)(e)(f)(g)(h)
			Assets held in
			nonconsolidated				Total interests
	Total assets	Assets held in	securitization VIEs				held by
December 31, 2009(a)	held by	consolidated	with continuing	Trading	AFS	Other	JPMorgan
(in billions)	securitization VIEs	securitization VIEs	involvement	assets	securities	assets	Chase

Securitization-related
Residential mortgage:
Prime(b)	$183.3	$—	$171.5	$0.9	$0.2	$—	$1.1
Subprime	50.0	—	47.3	—	—	—	—
Option ARMs	42.0	—	42.0	—	0.1	—	0.1
Commercial and other(c)	155.3	—	24.8	1.6	0.8	—	2.4
Student	4.8	3.8	1.0	—	—	0.1	0.1
Auto	0.2	—	0.2	—	—	—	—

Total	$435.6	$3.8	$286.8	$2.5	$1.1	$0.1	$3.7

(a)	Excludes loan sales to U.S. government agencies. See page 257 of this Note for information on the Firm’s loan sales to U.S. government agencies.

(b)	Includes Alt-A loans.

(c)	Consists of securities backed by commercial loans (predominantly real estate) and non-mortgage-related consumer receivables purchased from third parties. The Firm generally does not retain a residual interest in its sponsored commercial mortgage securitization transactions. Includes co-sponsored commercial securitizations and, therefore, includes non–JPMorgan Chase–originated commercial mortgage loans.

(d)	Excludes retained servicing (for a discussion of MSRs, see Note 17 on pages 260–263 of this Annual Report) and securities retained from loan sales to U.S. government agencies.

(e)	Excludes senior and subordinated securities of $182 million and $18 million, respectively, at December 31, 2010, and $729 million and $146 million, respectively, at December 31, 2009, which the Firm purchased in connection with IB’s secondary market-making activities.

(f)	Includes investments acquired in the secondary market that are predominantly for held-for-investment purposes, of $315 million and $139 million as of December 31, 2010 and 2009, respectively. This comprises $238 million and $91 million of AFS securities, related to commercial and other; and $77 million and $48 million of investments classified as trading assets-debt and equity instruments, including $39 million and $47 million of residential mortgages, and $38 million and $1 million of commercial and other, all respectively, at December 31, 2010 and 2009.

(g)	Excludes interest rate and foreign exchange derivatives primarily used to manage the interest rate and foreign exchange risks of the securitization entities. See Note 6 on pages 191–199 of this Annual Report for further information on derivatives.

(h)	Includes interests held in re-securitization transactions.

Residential mortgage
The Firm securitizes residential mortgage loans originated by RFS, as well as residential mortgage loans purchased from third parties by either RFS or IB. RFS generally retains servicing for all residential mortgage loans originated or purchased by RFS, and for certain mortgage loans purchased by IB.
For securitizations serviced by RFS, the Firm has the power to direct the significant activities of the VIE because it is responsible for decisions related to loan modifications and workouts. In a limited number of these securitizations, RFS also retains an interest in the VIE that could potentially be significant to the VIE. In these instances, the Firm is deemed to be the primary beneficiary. At December 31, 2010, approximately $2.9 billion of assets and $3.0 billion of liabilities of Firm-sponsored residential mortgage securitization trusts were consolidated on balance sheet. For Firm-sponsored securitizations serviced by unrelated third parties, the Firm does not consolidate the VIE as the power to direct the significant activities resides with the third party servicer. At December 31, 2009, RFS did not consolidate any VIEs in accordance with the accounting treatment under prior accounting rules. RFS held retained interests of approximately $205 million and $537 million as of December 31, 2010 and 2009, respectively, in nonconsolidated residential mortgage securitization entities. See pages 257–258 of this Note for further information on retained interests held in nonconsolidated VIEs; these retained interests are classified as trading assets or AFS securities.
The Firm’s mortgage loan sales are primarily nonrecourse, thereby effectively transferring the risk of future credit losses to the purchaser of the mortgage-backed securities issued by the trust. However, for a limited number of loan sales, the Firm is obligated to share a portion of the credit risk associated with the sold loans with the purchaser. See Note 30 on pages 275–280 of this Annual Report for additional information on loans sold with recourse, as well as information on indemnification liability for breaches of representations and warranties. See page 257 of this Note for further information on loans sold to U.S. government agencies.
IB engages in underwriting and trading activities involving securities issued by Firm-sponsored securitization trusts. As a result, IB at times retains senior and/or subordinated interests (including residual interests) in residential mortgage securitizations upon securitization, and/or reacquires positions in the secondary market in the normal course of business. In certain instances, as a result of the positions retained or reacquired by IB, when considered together with the servicing arrangements entered into by RFS, the Firm is deemed to be the primary beneficiary of certain securitization trusts. At December 31, 2010, $1.2 billion of VIE assets and $702 million of liabilities were consolidated due to IB’s involvement with such trusts. IB did not consolidate any residential securitization VIEs at December 31, 2009, in accordance with the accounting treatment under prior accounting rules. IB held approximately $461 million, and $479 million of senior and subordinated interests at December 31, 2010 and 2009, respectively, in nonconsolidated residential mortgage securitization entities. This includes approximately $1 million and $2 million of residual interests at December 31, 2010 and 2009, respectively. See pages 257–258 of this Note for further information on interests held in nonconsolidated securitizations. These retained interests are accounted for at fair value and classified as trading assets.
Commercial mortgages and other consumer securitizations
IB originates and securitizes commercial mortgage loans, and engages in underwriting and trading activities involving the securities issued by securitization trusts. IB may retain unsold senior and/or subordinated interests in commercial mortgage securitizations at the time of securitization but, generally, the Firm does not service commercial loan securitizations. For commercial mortgage securitizations the power to direct the significant activities of the VIE generally is held by the servicer or investors in a specified class of securities (“controlling class”). At December 31, 2010, approximately $84 million of VIE assets and $82 million of VIE liabilities of commercial mortgage securitization trusts were consolidated due to the Firm holding certain subordinated interests that give the Firm the power to direct the activities of these entities as well as a significant interest. IB did not consolidate any commercial mortgage securitization VIEs at December 31, 2009, in accordance with the accounting treatment under prior accounting rules. At December 31, 2010 and 2009, the Firm held $2.0 billion and $1.6 billion, respectively, of retained interests in nonconsolidated commercial mortgage securitizations. This included approximately zero and $22 million of residual interests as of December 31, 2010 and 2009, respectively.
The Firm also securitizes automobile and student loans originated by Card, and consumer loans (including automobile and student loans) purchased by IB. The Firm retains servicing responsibilities for all originated and certain purchased student and automobile loans and has the power to direct the activities of these VIEs through these servicing responsibilities. At December 31, 2010, $4.5 billion of assets and $3.2 billion of liabilities of student loan securitizations were consolidated due to the combination of retained interests held by the Firm and servicing responsibilities. Auto loans previously securitized were repurchased by the Firm during 2010 as these securitization entities were terminated. As of December 31, 2009, the Firm held $9 million and $49 million of retained interests in securitized automobile and student loan securitizations, respectively, which were not consolidated in accordance with the accounting treatment under prior accounting rules. These retained interests were reported in other assets. In addition, at December 31, 2009, the Firm held interests in other student loans which resulted in $3.8 billion of other student loans being consolidated on the balance sheet in accordance with the accounting treatment under prior accounting rules.
Re-securitizations
The Firm engages in re-securitization transactions in which securities are transferred to a VIE in exchange for new beneficial interests. Re-securitizations involve the repackaging of securities previously issued by both agency sponsored (Fannie Mae, Freddie Mac and Ginnie Mae) and nonagency (private-label) VIEs that are generally backed by either residential or commercial mortgages. A re-securitization entity receives principal and interest payments from the securities held in the entity and passes them to the beneficial interest holders. These entities are not actively managed and are passive in nature. Re-securitization entities are often established to the specifications of the investors. In a re-securitization entity, the most significant power is in the design of the entity (i.e., the decision as to the specific security or securities to be repackaged and the terms of the beneficial interests issued). The power over a re-securitization entity is often considered to be shared between the sponsor and investor(s) that are significantly involved in the creation and design of the re-securitization entity. At December 31, 2010, the Firm did not consolidate any agency re-securitizations, as it did not have the unilateral power to direct the significant activities of the re-securitization entity. At December 31, 2010, the Firm consolidated $477 million of assets and $230 million of liabilities of private-label re-securitizations, as the Firm had both the unilateral power to direct the significant activities of, and retained a significant interest in, these re-securitization entities. As of December 31, 2009, the Firm did not consolidate any re-securitization entities (agency or private-label) in accordance with the accounting treatment under prior accounting rules.
During the years ended December 31, 2010, 2009, and 2008, the Firm transferred $33.9 billion, $19.1 billion and $16.8 billion, respectively, of securities to agency re-securitization entities and $1.3 billion, $4.0 billion and $2.7 billion to private-label re-securitization entities. At December 31, 2010 and 2009, the Firm held approximately $3.5 billion and $1.6 billion of both senior and subordinated interests in nonconsolidated agency re-securitization entities and $46 million and $220 million of both senior and subordinated interests, in nonconsolidated private-label re-securitization entities. See pages 257–258 of this Note for further information on interests held in nonconsolidated securitization VIEs.
Multi-seller conduits
The Firm is an active participant in the asset-backed securities business, and it helps customers meet their financing needs by providing access to the commercial paper markets through VIEs known as multi-seller conduits. Multi-seller conduit entities are separate bankruptcy remote entities that purchase interests in, and make loans secured by, pools of receivables and other financial assets pursuant to agreements with customers of the Firm. The conduits fund their purchases and loans through the issuance of highly rated commercial paper to third-party investors. The primary source of repayment of the commercial paper is the cash flows from the pools of assets. In most instances, the assets are structured with deal-specific credit enhancements provided by the customers (i.e., sellers) to the conduits or other third parties. Deal-specific credit enhancements are generally structured to cover a multiple of historical losses expected on the pool of assets, and are typically in the form of overcollateralization provided by the seller, but also may include any combination of the following: recourse to the seller or originator, cash collateral accounts, letters of credit, excess spread, retention of subordinated interests or third-party guarantees. The deal-specific credit enhancements mitigate the Firm’s potential losses on its agreements with the conduits.
To ensure timely repayment of the commercial paper, each asset pool financed by the conduits has a minimum 100% deal-specific liquidity facility associated with it. Deal-specific liquidity facilities are the primary source of liquidity support for the conduits and are typically in the form of asset purchase agreements. They are generally structured so the liquidity that will be provided by the Firm (as liquidity provider) will be effected by the Firm purchasing, or lending against, a pool of nondefaulted, performing assets. In limited circumstances, the Firm may provide unconditional liquidity.
The conduit’s administrative agent can require the liquidity provider to perform under its asset purchase agreement with the conduit at any time. These agreements may cause the liquidity provider, which is generally the Firm, to purchase an asset from the conduit at an amount above the asset’s then current fair value – in effect, providing a guarantee of the asset’s initial value.
The Firm also provides the multi-seller conduit vehicles with program-wide liquidity facilities in the form of uncommitted short-term revolving facilities established to handle funding increments too small to be funded by commercial paper and that can be accessed by the conduits only in the event of short-term disruptions in the commercial paper market.
Because the majority of the deal-specific liquidity facilities will only fund nondefaulted assets, program-wide credit enhancement is required to absorb losses on defaulted receivables in excess of losses absorbed by any deal-specific credit enhancement. Program-wide credit enhancement may be provided by JPMorgan Chase in the form of standby letters of credit or by third-party surety bond providers. The amount of program-wide credit enhancement required varies by conduit and ranges between 5% and 10% of the applicable commercial paper that is outstanding. The Firm provided $2.0 billion and $2.4 billion of program-wide credit enhancement at December 31, 2010 and 2009, respectively.
JPMorgan Chase receives fees for structuring multi-seller conduit transactions and compensation from the multi-seller conduits for its role as administrative agent, liquidity provider, and provider of program-wide credit enhancement.
Effective January 1, 2010, the Firm consolidated its Firm-administered multi-seller conduits, as the Firm has both the power to direct the significant activities of the conduits and a potentially significant economic interest in the conduits. The Firm directs the economic performance of the conduits as administrative agent and in its role in structuring transactions for the conduits. In these roles, the Firm makes decisions regarding concentration of asset types and credit quality of transactions, and is responsible for managing the commercial paper funding needs of the conduits. The Firm’s interests that could potentially be significant to the VIEs include the fees received as administrative agent, liquidity provider and provider of program-wide credit enhancement, as well as the Firm’s potential exposure as a result of the liquidity and credit enhancement facilities provided to the conduits.

			Total assets held by Firm-	Commercial paper
December 31, 2010 (in billions)	Loans	Other assets	administered multi-seller conduits	issued to third parties

Consolidated(a)	$21.1	$0.6	$21.7	$21.6

(a)	The Firm provided certain deal-specific liquidity facilities (primarily asset purchase agreements); program-wide liquidity facilities; and program-wide credit enhancements that were eliminated in consolidation.
Accounting Treatment Prior to January 1, 2010
Prior to January 1, 2010, the Firm had consolidated one of its multi-seller conduits; all other Firm-administered multi-seller conduits were not consolidated in accordance with prior accounting rules. Under prior accounting rules, the party that absorbed the majority of the entity’s expected losses, received a majority of the entity’s residual returns, or both, would consolidate. Each nonconsolidated multi-seller conduit administered by the Firm at December 31, 2009 had issued Expected Loss Notes (“ELNs”), the holders of which were committed to absorbing the majority of the expected loss of each respective conduit. The total amounts of ELNs outstanding for nonconsolidated conduits at December 31, 2009 was $96 million.
At December 31, 2009, total assets funded and commercial paper issued by Firm-sponsored multi-seller conduits were as follows.

	Total	Commercial
December 31, 2009 (in billions)	assets funded	paper issued

Consolidated	$5.1	$5.1
Non-consolidated(a)	17.8	17.8

(a)	The Firm provided certain deal-specific liquidity facilities (primarily asset purchase agreements) of $24.2 billion. Additionally, the Firm provided program-wide liquidity facilities of $13.0 billion and program-wide credit enhancements of $2.0 billion.
The Firm’s maximum exposure to loss on nonconsolidated Firm-administered multi-seller conduits was $24.8 billion at December 31, 2009. The maximum exposure to loss, calculated separately for each multi-seller conduit, included the Firm’s exposure to both deal-specific liquidity facilities and program wide credit enhancements. For purposes of calculating maximum exposure to loss, Firm-provided program-wide credit enhancement was limited to deal-specific liquidity facilities provided to third parties.
VIEs associated with investor intermediation activities
As a financial intermediary, the Firm creates certain types of VIEs and also structures transactions, typically using derivatives, with these VIEs to meet investor needs. The Firm may also provide liquidity and other support. The risks inherent in the derivative instruments or liquidity commitments are managed similarly to other credit, market or liquidity risks to which the Firm is exposed. The principal types of VIEs for which the Firm is engaged in on behalf of clients are municipal bond vehicles, credit-related note vehicles and asset swap vehicles.
Municipal bond vehicles
The Firm has created a series of trusts that provide short-term investors with qualifying tax-exempt investments, and that allow investors in tax-exempt securities to finance their investments at short-term tax-exempt rates. In a typical transaction, the vehicle purchases fixed-rate longer-term highly rated municipal bonds and funds the purchase by issuing two types of securities: (1) putable floating-rate certificates and (2) inverse floating-rate residual interests (“residual interests”). The maturity of each of the putable floating-rate certificates and the residual interests is equal to the life of the vehicle, while the maturity of the underlying municipal bonds is longer. Holders of the putable floating-rate certificates may “put,” or tender, the certificates if the remarketing agent cannot successfully remarket the floating-rate certificates to another investor. A liquidity facility conditionally obligates the liquidity provider to fund the purchase of the tendered floating-rate certificates. If funded, the liquidity facility would be repaid by the proceeds from the sale of the underlying municipal bonds upon termination of the vehicle. In certain transactions, if the proceeds from the sale of the underlying municipal bonds are not sufficient to repay the liquidity facility, the liquidity provider has recourse to the residual interest holders for reimbursement.
The holders of the residual interests in these vehicles could experience losses if the face amount of the putable floating-rate certificates exceeds the market value of the municipal bonds upon termination of the vehicle. Certain vehicles require a smaller initial investment by the residual interest holders and thus do not result in excess collateralization. For these vehicles there exists a reimbursement obligation which requires the residual interest holders to post, during the life of the vehicle, additional collateral to the Firm, as liquidity provider, on a daily basis should the market value of the municipal bonds decline.
JPMorgan Chase Bank, N.A. often serves as the sole liquidity provider, and J.P. Morgan Securities LLC as remarketing agent, of the putable floating-rate certificates. The liquidity provider’s obligation to perform is conditional and is limited by certain termination events, which include bankruptcy or failure to pay by the municipal bond issuer or credit enhancement provider, an event of taxability on the municipal bonds or the immediate downgrade of the municipal bond to below investment grade. A downgrade of JPMorgan Chase Bank, N.A.’s short-term rating does not affect the Firm’s obligation under the liquidity facility. However, in the event of a downgrade in the Firm’s credit ratings, holders of the putable floating-rate certificates supported by those liquidity facility commitments might choose to sell their instruments, which could increase the likelihood that the liquidity commitments could be drawn. In vehicles in which third-party investors own the residual interests, in addition to the termination events, the Firm’s exposure as liquidity provider is further limited by the high credit quality of the underlying municipal bonds, the excess collateralization in the vehicle or in certain transactions the reimbursement agreements with the residual interest holders.
As remarketing agent, the Firm may hold putable floating-rate certificates of the municipal bond vehicles. At December 31, 2010 and 2009, respectively, the Firm held $248 million and $72 million of these certificates on its Consolidated Balance Sheets. The largest amount held by the Firm at any time during 2010 was $796 million, or 6%, of the municipal bond vehicles’ aggregate outstanding putable floating-rate certificates. The Firm did not have and continues not to have any intent to protect any residual interest holder from potential losses on any of the municipal bond holdings.
The long-term credit ratings of the putable floating-rate certificates are directly related to the credit ratings of the underlying municipal bonds, and to the credit rating of any insurer of the underlying municipal bond. A downgrade of a bond insurer would result in a downgrade of the insured municipal bonds, which would affect the rating of the putable floating-rate certificates. This could cause demand for these certificates by investors to decline or disappear, as putable floating-rate certificate holders typically require an “AA-” bond rating. At December 31, 2010 and 2009, 96% and 98%, respectively, of the municipal bonds held by vehicles for which the Firm served as liquidity provider were rated “AA-” or better, based on either the rating of the underlying municipal bond itself or the bond rating including any credit enhancement. At December 31, 2010 and 2009, $3.4 billion and $2.3 billion, respectively, of the bonds were insured by monoline bond insurers.
The Firm consolidates municipal bond vehicles if it owns the residual interest. The residual interest generally allows the owner to make decisions that significantly impact the economic performance of the municipal bond vehicle, primarily by directing the sale of the municipal bonds owned by the vehicle. In addition, the residual interest owners have the right to receive benefits and bear losses that could potentially be significant to the municipal bond vehicle. The Firm does not consolidate municipal bond vehicles if it does not own the residual interests, since the Firm does not have the power to make decisions that significantly impact the economic performance of the municipal bond vehicle.
The Firm’s exposure to nonconsolidated municipal bond VIEs at December 31, 2010 and 2009, including the ratings profile of the VIEs’ assets, was as follows.

	Fair value of assets			Maximum
December 31, (in billions)	held by VIEs	Liquidity facilities(b)	Excess/(deficit)(c)	exposure

Nonconsolidated municipal bond vehicles(a)
2010	$13.7	$8.8	$4.9	$8.8
2009	13.2	8.4	4.8	8.4

	Ratings profile of VIE assets (d)
						Fair	Wt. avg.
December 31,	Investment-grade				Noninvestment-grade	value of	expected life
(in billions, except where	AAA	AA+	A+	BBB	BB+	assets held	of assets
otherwise noted)	to AAA-	to AA-	to A-	to BBB-	and below	by VIEs	(years)

Nonconsolidated municipal bond vehicles(a)
2010	$1.9	$11.2	$0.6	$—	$—	$13.7	15.5
2009	1.6	11.4	0.2	—	—	13.2	10.1

(a)	Excluded $4.6 billion and $2.8 billion, as of December 31, 2010 and 2009, respectively, which were consolidated due to the Firm owning the residual interests.

(b)	The Firm may serve as credit enhancement provider to municipal bond vehicles in which it serves as liquidity provider. The Firm provided insurance on underlying municipal bonds, in the form of letters of credit, of $10 million at both December 31, 2010 and 2009.

(c)	Represents the excess/(deficit) of the fair values of municipal bond assets available to repay the liquidity facilities, if drawn.

(d)	The ratings scale is based on the Firm’s internal risk ratings and is presented on an S&P-equivalent basis.

Credit-related note vehicles
The Firm structures transactions with credit-related note vehicles in which the VIE purchases highly rated assets, such as asset-backed securities, and enters into a credit derivative contract with the Firm to obtain exposure to a referenced credit which the VIE otherwise does not hold. The VIE then issues credit-linked notes (“CLNs”) with maturities predominantly ranging from one to 10 years in order to transfer the risk of the referenced credit to the VIE’s investors. Clients and investors often prefer using a CLN vehicle since the CLNs issued by the VIE generally carry a higher credit rating than such notes would if issued directly by JPMorgan Chase. The Firm’s exposure to the CLN vehicles is generally limited to its rights and obligations under the credit derivative contract with the VIE, as the Firm does not provide any additional contractual financial support to the VIE. In addition, the Firm has not historically provided any financial support to the CLN vehicles over and above its contractual obligations. Accordingly, the Firm typically does not consolidate the CLN vehicles. As a derivative counterparty in a credit-related note structure, the Firm has a senior claim on the collateral of the VIE and reports such derivatives on its balance sheet at fair value. The collateral purchased by such VIEs is largely investment-grade, with a significant amount being rated “AAA.” The Firm divides its credit-related note structures broadly into two types: static and managed.
In a static credit-related note structure, the CLNs and associated credit derivative contract either reference a single credit (e.g., a multi-national corporation), or all or part of a fixed portfolio of credits. The Firm generally buys protection from the VIE under the credit derivative. In a managed credit-related note structure, the CLNs and associated credit derivative generally reference all or part of an actively managed portfolio of credits. An agreement exists between a portfolio manager and the VIE that gives the portfolio manager the ability to substitute each referenced credit in the portfolio for an alternative credit. By participating in a structure where a portfolio manager has the ability to substitute credits within pre-agreed terms, the investors who own the CLNs seek to reduce the risk that any single credit in the portfolio will default. The Firm does not act as portfolio manager; its involvement with the VIE is generally limited to being a derivative counterparty. As a net buyer of credit protection, in both static and managed credit-related note structures, the Firm pays a premium to the VIE in return for the receipt of a payment (up to the notional of the derivative) if one or more of the credits within the portfolio defaults, or if the losses resulting from the default of reference credits exceed specified levels. Since each CLN is established to the specifications of the investors, the investors have the power over the activities of that VIE that most significantly affect the performance of the CLN. Accordingly, the Firm does not generally consolidate these credit-related note entities. Furthermore, the Firm does not have a variable interest that could potentially be significant. As a derivative counterparty, the Firm has a senior claim on the collateral of the VIE and reports such derivatives on its balance sheet at fair value. Substantially all of the assets purchased by such VIEs are investment-grade.
Exposure to nonconsolidated credit-related note VIEs at December 31, 2010 and 2009, was as follows.

				Par value of
	Net derivative	Trading	Total	collateral
December 31, 2010 (in billions)	receivables	assets(b)	exposure(c)	held by VIEs(d)

Credit-related notes(a)
Static structure	$1.0	$—	$1.0	$9.5
Managed structure	2.8	—	2.8	10.7

Total	$3.8	$—	$3.8	$20.2

				Par value of
	Net derivative	Trading	Total	collateral
December 31, 2009 (in billions)	receivables	assets(b)	exposure(c)	held by VIEs(d)

Credit-related notes(a)
Static structure	$1.9	$0.7	$2.6	$10.8
Managed structure	5.0	0.6	5.6	15.2

Total	$6.9	$1.3	$8.2	$26.0

(a)	Excluded collateral with a fair value of $142 million and $855 million at December 31, 2010 and 2009, respectively, which was consolidated, as the Firm, in its role as secondary market-maker, held a majority of the issued credit-related notes of certain vehicles.

(b)	Trading assets principally comprise notes issued by VIEs, which from time to time are held as part of the termination of a deal or to support limited market-making.

(c)	On–balance sheet exposure that includes net derivative receivables and trading assets – debt and equity instruments.

(d)	The Firm’s maximum exposure arises through the derivatives executed with the VIEs; the exposure varies over time with changes in the fair value of the derivatives. The Firm relies on the collateral held by the VIEs to pay any amounts due under the derivatives; the vehicles are structured at inception so that the par value of the collateral is expected to be sufficient to pay amounts due under the derivative contracts.
Asset swap vehicles
The Firm structures and executes transactions with asset swap vehicles on behalf of investors. In such transactions, the VIE purchases a specific asset or assets and then enters into a derivative with the Firm in order to tailor the interest rate or foreign exchange currency risk, or both, according to investors’ requirements. Generally, the assets are held by the VIE to maturity, and the tenor of the derivatives would match the maturity of the assets. Investors typically invest in the notes issued by such VIEs in order to obtain exposure to the credit risk of the specific assets, as well as exposure to foreign exchange and interest rate risk that is tailored to their specific needs. The derivative transaction between the Firm and the VIE may include currency swaps to hedge assets held by the VIE denominated in foreign currency into the investors’ local currency or interest rate swaps to hedge the interest rate risk of assets held by the VIE; to add additional interest rate exposure into the VIE in order to increase the return on the issued notes; or to convert an interest-bearing asset into a zero-coupon bond.
The Firm’s exposure to asset swap vehicles is generally limited to its rights and obligations under the interest rate and/or foreign exchange derivative contracts. The Firm historically has not provided any financial support to the asset swap vehicles over and above its contractual obligations. The Firm does not generally consolidate these asset swap vehicles, since the Firm does not have the power to direct the significant activities of these entities and does not have a variable interest that could potentially be significant. As a derivative counterparty, the Firm has a senior claim on the collateral of the VIE and reports such derivatives on its balance sheet at fair value. Substantially all of the assets purchased by such VIEs are investment-grade.
Exposure to nonconsolidated asset swap VIEs at December 31, 2010 and 2009, was as follows.

	Net derivative	Trading	Total	Par value of collateral
December 31, (in billions)	receivables	assets(b)	exposure(c)	held by VIEs(d)

2010(a)	$0.3	$—	$0.3	$7.6
2009(a)	0.1	—	0.1	10.2

(a)	Excluded the fair value of collateral of zero and $623 million at December 31, 2010 and 2009, respectively, which was consolidated as the Firm, in its role as secondary market-maker, held a majority of the issued notes of certain vehicles.

(b)	Trading assets principally comprise notes issued by VIEs, which from time to time are held as part of the termination of a deal or to support limited market-making.

(c)	On–balance sheet exposure that includes net derivative receivables and trading assets – debt and equity instruments.

(d)	The Firm’s maximum exposure arises through the derivatives executed with the VIEs; the exposure varies over time with changes in the fair value of the derivatives. The Firm relies upon the collateral held by the VIEs to pay any amounts due under the derivatives; the vehicles are structured at inception so that the par value of the collateral is expected to be sufficient to pay amounts due under the derivative contracts.
VIEs sponsored by third parties
Investment in a third-party credit card securitization trust
The Firm holds two interests in a third-party-sponsored VIE, which is a credit card securitization trust that owns credit card receivables issued by a national retailer. The Firm is not the primary beneficiary of the trust, as the Firm does not have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. The first note is structured so that the principal amount can float up to 47% of the principal amount of the receivables held by the trust, not to exceed $4.2 billion. The Firm accounts for its investment at fair value within AFS securities. At December 31, 2010 and 2009, the amortized cost of the note was $3.0 billion and $3.5 billion, respectively, and the fair value was $3.1 billion and $3.5 billion, respectively. The Firm accounts for its other interest with the trust, which is not subject to the limits noted above, as a loan at amortized cost. This senior loan had an amortized cost and fair value of approximately $1.0 billion at both December 31, 2010 and 2009. For more information on AFS securities and loans, see Notes 12 and 14 on pages 214–218 and 220–238, respectively, of this Annual Report.
VIE used in FRBNY transaction
In conjunction with the Bear Stearns merger, in June 2008, the Federal Reserve Bank of New York (“FRBNY”) took control, through an LLC formed for this purpose, of a portfolio of $30.0 billion in assets, based on the value of the portfolio as of March 14, 2008. The assets of the LLC were funded by a $28.85 billion term loan from the FRBNY and a $1.15 billion subordinated loan from JPMorgan Chase. The JPMorgan Chase loan is subordinated to the FRBNY loan and will bear the first $1.15 billion of any losses of the portfolio. Any remaining assets in the portfolio after repayment of the FRBNY loan, repayment of the JPMorgan Chase loan and the expense of the LLC will be for the account of the FRBNY. The extent to which the FRBNY and JPMorgan Chase loans will be repaid will depend on the value of the assets in the portfolio and the liquidation strategy directed by the FRBNY. The Firm does not consolidate the LLC, as it does not have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. Prior to January 1, 2010, the Firm did not consolidate the LLC in accordance with the accounting treatment under prior consolidation accounting guidance since it did not have the obligation to absorb the majority of the vehicle’s expected losses, receive a majority of the vehicle’s residual returns, or both.
Other VIEs sponsored by third parties
The Firm enters into transactions with VIEs structured by other parties. These include, for example, acting as a derivative counterparty, liquidity provider, investor, underwriter, placement agent, trustee or custodian. These transactions are conducted at arm’s length, and individual credit decisions are based on the analysis of the specific VIE, taking into consideration the quality of the underlying assets. Where the Firm does not have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, or a variable interest that could potentially be significant, the Firm records and reports these positions on its Consolidated Balance Sheets similarly to the way it would record and report positions in respect of any other third-party transaction.

Consolidated VIE assets and liabilities
The following table presents information on assets and liabilities related to VIEs that are consolidated by the Firm as of December 31, 2010 and 2009.

	Assets				Liabilities
	Trading assets –				Beneficial
December 31, 2010	debt and equity			Total	interests in
(in billions)	instruments	Loans	Other(a)	assets(b)	VIE assets(c)	Other(d)	Total liabilities

VIE program type
Firm-sponsored credit card trusts	$—	$67.2	$1.3	$68.5	$44.3	$—	$44.3
Firm-administered multi-seller conduits	—	21.1	0.6	21.7	21.6	0.1	21.7
Mortgage securitization entities	1.8	2.9	—	4.7	2.4	1.6	4.0
Other	8.0	4.4	1.6	14.0	9.3	0.3	9.6

Total	$9.8	$95.6	$3.5	$108.9	$77.6	$2.0	$79.6

	Assets				Liabilities
	Trading assets –				Beneficial
December 31, 2009	debt and equity			Total	interests in
(in billions)	instruments	Loans	Other(a)	assets(b)	VIE assets(c)	Other(d)	Total liabilities

VIE program type
Firm-sponsored credit card trusts(e)	$—	$6.1	$0.8	$6.9	$3.9	$—	$3.9
Firm-administered multi-seller conduits	—	2.2	2.9	5.1	4.8	—	4.8
Mortgage securitization entities	—	—	—	—	—	—	—
Other	6.4	4.7	1.3	12.4	6.5	2.2	8.7

Total	$6.4	$13.0	$5.0	$24.4	$15.2	$2.2	$17.4

(a)	Included assets classified as cash, resale agreements, derivative receivables, available-for-sale, and other assets within the Consolidated Balance Sheets.

(b)	The assets of the consolidated VIEs included in the program types above are used to settle the liabilities of those entities. The difference between total assets and total liabilities recognized for consolidated VIEs represents the Firm’s interest in the consolidated VIEs for each program type.

(c)	The interest-bearing beneficial interest liabilities issued by consolidated VIEs are classified in the line item on the Consolidated Balance Sheets titled, “Beneficial interests issued by consolidated variable interest entities.” The holders of these beneficial interests do not have recourse to the general credit of JPMorgan Chase. Included in beneficial interests in VIE assets are long-term beneficial interests of $52.6 billion and $10.4 billion at December 31, 2010 and 2009, respectively. The maturities of the long-term beneficial interests as of December 31, 2010, were as follows: $13.9 billion under one year, $29.0 billion between one and five years, and $9.7 billion over five years.

(d)	Included liabilities predominately classified as other liabilities as of December 31, 2010, and predominately classified as other liabilities and other borrowed funds as of December 31, 2009.

(e)	Includes the receivables and related liabilities of the WMMT. For further discussion, see page 246 of this Note.
Supplemental information on loan securitizations
For loan securitizations in which the Firm is not required to consolidate the trust, the Firm records the transfer of the loan receivable to the trust as a sale when the accounting criteria for a sale are met. Those criteria are: (1) the transferred financial assets are legally isolated from the Firm’s creditors; (2) the transferee or beneficial interest holder can pledge or exchange the transferred financial assets; and (3) the Firm does not maintain effective control over the transferred financial assets (e.g., the Firm cannot repurchase the transferred assets before their maturity and it does not have the ability to unilaterally cause the holder to return the transferred assets).
For loan securitizations accounted for as a sale, the Firm recognizes a gain or loss based on the difference between the value of proceeds received (including cash, beneficial interests, or servicing assets received) and the carrying value of the assets sold. Gains and losses on securitizations are reported in noninterest revenue. The value of the proceeds received is determined under the Firm’s valuation policies described in Note 3 on pages 170–187 of this Annual Report.

The accounting for retained interests is dependent upon several factors, including the form and economic characteristics of the retained interest. Interests retained by IB are classified as trading assets. Interests retained in other business segments, including RFS, Card and Corporate Treasury, may be classified as AFS securities or trading assets. See Note 12 on pages 214–218 of this Annual Report for more information on AFS securities.
Securitization activity
The following tables provide information related to the Firm’s securitization activities for the years ended December 31, 2010, 2009 and 2008, related to assets held in JPMorgan Chase–sponsored securitization entities that were not consolidated by the Firm for the periods presented. For the years ended December 31, 2009 and 2008, there were no residential mortgage loans that were securitized, and there were no cash flows from the Firm to the SPEs related to recourse or guarantee arrangements. Effective January 1, 2010, all of the Firm-sponsored credit card, student loan and auto securitization trusts were consolidated as a result of the accounting guidance related to VIEs and, accordingly, are not included in the securitization activity tables below for the year ended December 31, 2010.

Year ended December 31, 2010	Residential mortgage			Commercial
(in millions, except rates)	Prime(f)(h)	Subprime	Option ARMs	and other

Principal securitized	$35	$—	$—	$2,237
Pretax gains	—	—	—	— (g)

All cash flows during the period(a)
Proceeds from new securitizations(b)	$36	$—	$—	$2,369
Servicing fees collected	311	209	448	4
Other cash flows received	—	—	—	—
Proceeds from collections reinvested in revolving securitizations	—	—	—	—
Purchases of previously transferred financial assets (or the underlying collateral)(c)	211	109	1	—
Cash flows received on the interests that continue to be held by the Firm(d)	288	26	5	143

Key assumptions used to measure retained interests originated during the year (rates per annum)
Prepayment rate(e)	—			100%
				CPR

Weighted-average life (in years)	—			7.1
Expected credit losses	—			—%
Discount rate	—			7.7%

Year ended December 31, 2009		Residential mortgage			Commercial
(in millions, except rates)	Credit card	Prime(f)	Subprime	Option ARMs	and other	Student	Auto

Principal securitized	$26,538	$—	$—	$—	$500	$—	$—
Pretax gains	22	—	—	—	— (g)	—	—

All cash flows during the period(a)
Proceeds from new securitizations(b)	$26,538	$—	$—	$—	$542	$—	$—
Servicing fees collected	1,251	432	185	494	11	3	4
Other cash flows received	5,000	7	4	—	—	—	—
Proceeds from collections reinvested in revolving securitizations	161,428	—	—	—	—	—	—
Purchases of previously transferred financial assets (or the underlying collateral)(c)	—	136	—	29	—	—	249
Cash flows received on the interests that continue to be held by the Firm(d)	261	475	25	38	109	7	4

Key assumptions used to measure retained interests originated during the year (rates per annum)
Prepayment rate(e)	16.7%				100%
	PPR				CPY

Weighted-average life (in years)	0.5				9.0
Expected credit losses	8.9%				—%
Discount rate	16.0%				10.7%

Year ended December 31, 2008		Residential mortgage			Commercial
(in millions, except rates)	Credit card	Prime(f)	Subprime	Option ARMs	and other	Student	Auto

Principal securitized	$21,390	$—	$—	$—	$1,023	$—	$—
Pretax gains	151	—	—	—	— (g)	—	—

All cash flows during the period(a)
Proceeds from new securitizations(b)	$21,389	$—	$—	$—	$989	$—	$—
Servicing fees collected	1,162	279	146	129	11	4	15
Other cash flows received	4,985	23	16	—	—	—	—
Proceeds from collections reinvested in revolving securitizations	152,399	—	—	—	—	—	—
Purchases of previously transferred financial assets (or the underlying collateral)(c)	—	217	13	6	—	—	359
Cash flows received on the interests that continue to be held by the Firm(d)	117	267	23	53	455	—	43

Key assumptions used to measure retained interests originated during the year (rates per annum)
Prepayment rate(e)	19.1%				1.5%
	PPR				CPR

Weighted-average life (in years)	0.4				2.1
Expected credit losses	4.6%				1.5%
Discount rate	12.5%				25.0%

(a)	Excludes loan sales for which the Firm did not securitize (including loans sold to U.S. government agencies).

(b)	Includes $36 million of proceeds from prime mortgage securitizations received as securities in 2010, $2.4 billion, $542 million, and $989 million from new securitizations of commercial and other in 2010, 2009 and 2008, respectively, and $12.8 billion and $5.5 billion from credit card in 2009 and 2008, respectively. These securities were primarily classified as level 2 of the fair value measurement hierarchy.

(c)	Includes cash paid by the Firm to reacquire assets from the off–balance sheet, nonconsolidated entities – for example, servicer clean-up calls.

(d)	Includes cash flows received on retained interests – including, for example, principal repayments and interest payments.

(e)	PPR: principal payment rate; CPR: constant prepayment rate; CPY: constant prepayment yield.

(f)	Includes Alt-A loans and re-securitization transactions.

(g)	The Firm elected the fair value option for loans pending securitization. The carrying value of these loans accounted for at fair value approximated the proceeds received from securitization.

(h)	There were no retained interests held in the residential mortgage securitization completed in 2010.

Loans sold to U.S. government agencies and other third-party sponsored securitization entities
In addition to the amounts reported in the securitization activity tables above, the Firm, in the normal course of business, sells originated and purchased mortgage loans, predominantly to U.S. government agencies. These loans are sold primarily for the purpose of securitization by U.S. government agencies, which also provide credit enhancement of the loans through certain guarantee provisions. In connection with these loan sales, the Firm makes certain representations and warranties. For additional information about the Firm’s loan sale- and securitization-related indemnifications, see Note 30 on pages 275–280 of this Annual Report.
The Firm generally retains the right to service the mortgage loans in accordance with the respective servicing guidelines and standards, and records a servicing asset at the time of sale.
The following table summarizes these loan sale activities.

Year ended December 31,
(in millions)	2010	2009	2008

Carrying value of loans sold(a)(b)	$156,615	$154,571	$132,111
Proceeds received from loan sales as cash	3,887	1,702	7,112
Proceeds received from loan sales as securities(c)	149,786	149,343	121,947

Total proceeds received from loan sales	$153,673	$151,045	$129,059
Gains on loan sales	212	89	30

(a)	Predominantly to U.S. government agencies.

(b)	MSRs were excluded from the above table. See Note 17 on pages 260–263 of this Annual Report for further information on originated MSRs.

(c)	Predominantly includes securities from U.S. government agencies that are generally sold shortly after receipt.
The Firm has the option to repurchase certain loans sold to U.S. government agencies (predominantly loans securitized in Ginnie Mae pools) if they reach certain delinquency triggers. Once the delinquency trigger has been met, regardless of whether the repurchase option has been exercised, the Firm recognizes the loan on the Consolidated Balance Sheet. The Firm also recognizes an offsetting liability in accounts payable and other liabilities for any loans subject to the repurchase option, but for which the option to repurchase has not been exercised. As of December 31, 2010 and 2009, loans repurchased or with the option to repurchase were $13.0 billion and $10.8 billion, respectively. Additionally, real estate owned resulting from repurchases of loans sold to U.S. government agencies was $1.9 billion and $579 million as of December 31, 2010 and 2009, respectively. Substantially all of these loans and real estate continue to be insured or guaranteed by U.S. government agencies and, where applicable, reimbursement is proceeding normally.
JPMorgan Chase’s interests in Firm-sponsored securitized assets
The following table summarizes the Firm’s interests in Firm-sponsored non-consolidated securitizations, which are carried at fair value on the Firm’s Consolidated Balance Sheets at December 31, 2010 and 2009. The risk ratings are periodically reassessed as information becomes available. As of December 31, 2010 and 2009, 66% and 76%, respectively, of the Firm’s retained securitization interests in Firm-sponsored securitizations were risk-rated “A” or better.

	Ratings profile of interests held(b)(c)(d)
	2010			2009
	Investment-	Noninvestment-	Retained	Investment-	Noninvestment-	Retained
December 31, (in billions)	grade	grade	interests	grade	grade	interests(e)

Asset types
Residential mortgage:
Prime(a)	$0.2	$0.5	$0.7	$0.7	$0.4	$1.1
Subprime	—	—	—	—	—	—
Option ARMs	—	—	—	0.1	—	0.1
Commercial and other	2.6	0.3	2.9	2.2	0.2	2.4

Total	$2.8	$0.8	$3.6	$3.0	$0.6	$3.6

(a)	Includes retained interests in Alt-A loans and re-securitization transactions.

(b)	The ratings scale is presented on an S&P-equivalent basis.

(c)	Includes $315 million and $139 million of investments acquired in the secondary market, but predominantly held for investment purposes, as of December 31, 2010 and 2009, respectively. Of this amount, $276 million and $108 million is classified as investment-grade as of December 31, 2010 and 2009, respectively.

(d)	Excludes senior and subordinated securities of $200 million and $875 million at December 31, 2010 and 2009, respectively, which the Firm purchased in connection with IB’s secondary market-making activities.

(e)	Excludes $49 million of retained interests in student loans at December 31, 2009.

The table below outlines the key economic assumptions used to determine the fair value as of December 31, 2010 and 2009, of certain of the Firm’s retained interests in nonconsolidated Firm-sponsored securitizations, other than MSRs, that are valued using modeling techniques. The table below also outlines the sensitivities of those fair values to immediate 10% and 20% adverse changes in assumptions used to determine fair value. For a discussion of MSRs, see Note 17 on pages 260–263 of this Annual Report.

December 31, 2010	Residential mortgage			Commercial
(in millions, except rates and where otherwise noted)	Prime(b)	Subprime	Option ARMs	and other(g)

JPMorgan Chase interests in securitized assets(a)(c)	$708	$14	$29	$2,906

Weighted-average life (in years)	5.5	6.6	7.7	3.3

Weighted-average constant prepayment rate(d)	7.9%	5.7%	8.4%	—%
	CPR	CPR	CPR	CPR
Impact of 10% adverse change	$(15)	$—	$—	$—
Impact of 20% adverse change	(27)	(1)	(1)	—

Weighted-average loss assumption	5.2%	16.2%	30.0%	2.1%

Impact of 10% adverse change	$(12)	$(1)	$—	$(76)
Impact of 20% adverse change	(21)	(2)	(1)	(151)

Weighted-average discount rate	11.6%	10.7%	6.3%	16.4%
Impact of 10% adverse change	$(26)	$—	$(1)	$(69)
Impact of 20% adverse change	(47)	(1)	(2)	(134)

December 31, 2009
(in millions, except rates and where		Residential mortgage			Commercial
otherwise noted)	Credit card(e)	Prime(b)	Subprime	Option ARMs	and other(g)	Student		Auto

JPMorgan Chase interests in securitized assets(c)	$4,016	$1,143	$27	$113	$2,361	$51		$9

Weighted-average life (in years)	0.6	8.3	4.3	5.1	3.5	8.1		0.6

Weighted-average constant prepayment rate(d)	14.3%	4.9%	21.8%	15.7%	—%	5.0%		1.4%
	PPR	CPR	CPR	CPR	CPR	CPR		ABS
Impact of 10% adverse change	$(1)	$(15)	$(2)	$—	$—	$(1)		$—
Impact of 20% adverse change	(2)	(31)	(3)	(1)	—	(2)		(1)

Weighted-average loss assumption	6.8%	3.2%	2.7%	0.7%	1.4%	—	%(f)	0.8%

Impact of 10% adverse change	$(1)	$(15)	$(4)	$—	$(41)	$—		$—
Impact of 20% adverse change	(3)	(29)	(7)	—	(100)	—		—

Weighted-average discount rate	12.0%	11.4%	23.2%	5.4%	12.5%	9.0%		2.8%
Impact of 10% adverse change	$(10)	$(41)	$(2)	$(1)	$(72)	$(2)		$—
Impact of 20% adverse change	(20)	(82)	(4)	(3)	(139)	(4)		—

(a)	Effective January 1, 2010, all of the Firm-sponsored credit card, student loan and auto securitization trusts were consolidated as a result of the accounting guidance related to VIEs and, accordingly, are not included in the table above for the year ended December 31, 2010.

(b)	Includes retained interests in Alt-A and re-securitization transactions.

(c)	Includes certain investments acquired in the secondary market but predominantly held for investment purposes.

(d)	PPR: principal payment rate; ABS: absolute prepayment speed; CPR: constant prepayment rate.

(e)	Excludes the Firm’s retained senior and subordinated AFS securities in its credit card securitization trusts, which are discussed on pages 245–246 of this Note.

(f)	Expected losses for student loans securitizations are minimal and are incorporated into other assumptions.

(g)	The anticipated credit losses, including expected static pool losses, are immaterial for the Firm’s retained interests on commercial and other securitizations that had occurred during 2010, 2009 and 2008.
The sensitivity analysis in the preceding table is hypothetical. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated easily, because the relationship of the change in the assumptions to the change in fair value may not be linear. Also, in the table, the effect that a change in a particular assumption may have on the fair value is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another, which might counteract or magnify the sensitivities. The above sensitivities also do not reflect risk management practices the Firm may undertake to mitigate such risks.

Loan delinquencies and net charge-offs
The table below includes information about delinquencies, net charge-offs and components of off–balance sheet securitized financial assets as of December 31, 2010 and 2009.

			90 days past due
As of or for the year ended	Credit exposure		and still accruing		Nonaccrual loans		Net loan charge-offs(d)
December 31, (in millions)	2010	2009	2010	2009	2010	2009	2010	2009

Securitized loans(a)
Residential mortgage:
Prime mortgage(b)	$143,764	$171,547	$—	$—	$33,093	$33,838	$6,257	$9,333
Subprime mortgage	40,721	47,261	—	—	15,456	19,505	3,598	7,123
Option ARMs	35,786	41,983	—	—	10,788	10,973	2,305	2,287
Commercial and other	106,245	24,799	—	—	5,791	1,244	618	15
Credit card	NA	84,626	NA	2,385	NA	—	NA	6,443
Student	NA	1,008	NA	64	NA	—	NA	1
Automobile	NA	218	NA	—	NA	1	NA	4

Total loans securitized(c)	$326,516	$371,442	$—	$2,449	$65,128	$65,561	$12,778	$25,206

(a)	Total assets held in securitization-related SPEs, including credit card securitization trusts, were $391.1 billion and $545.2 billion at December 31, 2010 and 2009, respectively. The $326.5 billion and $371.4 billion of loans securitized at December 31, 2010 and 2009, respectively, excludes: $56.0 billion and $145.0 billion of securitized loans in which the Firm has no continuing involvement, zero and $16.7 billion of seller’s interests in credit card master trusts, zero and $8.3 billion of cash amounts on deposit and escrow accounts, and $8.6 billion and $3.8 billion of loan securitizations consolidated on the Firm’s Consolidated Balance Sheets at December 31, 2010 and 2009, respectively.

(b)	Includes Alt-A loans.

(c)	Includes securitized loans that were previously recorded at fair value and classified as trading assets.

(d)	Net charge-offs represent losses realized upon liquidation of the assets held by off–balance sheet securitization entities.